Other Liabilities - Narrative (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Line items]
Letter of credit fees		$ 419,000	$ 417,000
Description of letter of credit facility	(0.40% on the $7,972,000 covered by pledged cash collateral) and 0.75% respectively. During the year ended December 31, 2024, the Company incurred letter of credit fees of $419,000 (December 31, 2023 - $417,000)
Maximum availability of LOC	$ 23,964,000	23,964,000	$ 23,964,000
2023 Credit Facility
Other Liabilities [Line items]
Letter of credit and stand by fees	0.40%
Pledge of restricted cash and investments as collateral	$ 7,972,000	$ 7,972,000
Letter of credit fees	2.40%
Standby fees percent	0.75%